Convertible Senior Notes	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Convertible Senior Notes
15.	CONVERTIBLE SENIOR NOTES
iQIYI 2023 Convertible Senior Notes
On December 4, 2018, iQIYI issued US$750
million convertible senior notes (the “iQIYI 2023 Convertible Notes”). The iQIYI 2023 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019. The iQIYI 2023 Convertible Notes will mature on December 1, 2023 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2023 Convertible Notes is 37.1830 of iQIYI’s ADS per US$1,000 principal amount of the iQIYI 2023 Convertible Notes (which is equivalent to an initial conversion price of approximately US$26.89 per ADS). Prior to June 1, 2023, the iQIYI 2023 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2023 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or portion of the iQIYI 2023 Convertible Notes for cash on December 1, 2021, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
In connection with the issuance of the iQIYI 2023 Convertible Notes, iQIYI purchased capped call options (the “2023 Capped Call”) on iQIYI’s ADS with certain counterparties at a price of US$68 million. The counterparties agreed to sell to iQIYI up to approximately 28 million of iQIYI’s ADSs upon iQIYI’s exercise of the 2023 Capped Call. The exercise price is equal to the iQIYI 2023 Convertible Notes’ initial conversion price and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of iQIYI upon conversion of the iQIYI 2023 Convertible Notes and/or offset any potential cash payments that iQIYI is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.
iQIYI 2025 Convertible Senior Notes
On March 29, 2019, iQIYI issued US$1.2
billion convertible senior notes (the “iQIYI 2025 Convertible Notes”). The iQIYI 2025 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on
October 1, 2019
. The iQIYI 2025 Convertible Notes will mature on April 1, 2025 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2025 Convertible Notes is 33.0003 of iQIYI’s ADS per US$1,000 principal amount of the iQIYI 2025 Convertible Notes (which is equivalent to an initial conversion price of approximately US$30.30 per ADS). Prior to October 1, 2024, the iQIYI 2025 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2025 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or a portion of the iQIYI 2025 Convertible Notes for cash on April 1, 2023, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
In connection with the issuance of the iQIYI 2025 Convertible Notes, iQIYI purchased capped call options (the “2025 Capped Call”) on iQIYI’s ADS with certain counterparties at a price of US$85 million. The counterparties agreed to sell to iQIYI up to approximately 40 million of iQIYI’s ADSs upon iQIYI’s exercise of the 2025 Capped Call. The exercise price is equal to the iQIYI 2025 Convertible Notes’ initial conversion price and the cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of iQIYI upon conversion of the iQIYI 2025 Convertible Notes and/or offset any potential cash payments that iQIYI is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.

iQIYI 2026 Convertible Senior Notes
On December 21, 2020, iQIYI issued US$800 million convertible senior notes and offered an additional US$100 million principal amount simultaneously, pursuant to the underwriters’ option to purchase additional notes. On January 8, 2021, the additional US$100 million principal amount was issued pursuant to the underwriters’ exercise of their option. The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “iQIYI 2026 Convertible Notes”) are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021. The iQIYI 2026 Convertible Notes will mature on December 15, 2026 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2026 Convertible Notes is 44.8179 of iQIYI’s ADS per US$1,000 principal amount of the iQIYI 2026 Convertible Notes (which is equivalent to an initial conversion price of approximately US$22.31 per ADS). Prior to June 15, 2026, the iQIYI 2026 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2026 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or a portion of the iQIYI 2026 Convertible Notes for cash on August 1, 2024, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
iQIYI PAG Convertible Senior Notes
On December 30, 2022, iQIYI issued US$500
million convertible senior notes, pursuant to the definitive agreements entered into with PAGAC IV-1 (Cayman) Limited, PAG Pegasus Fund LP and/or their affiliates (collectively, the “Investors”) in August 2022. IQIYI also offered an additional
US$50 million principal amount simultaneously, pursuant to the Investors’ option to purchase additional notes. On February 24, 2023, the additional US$50 million principal amount was issued pursuant to the Investors’ exercise of their option. The convertible senior notes issued on December 30, 2022 and February 24, 2023 (collectively referred to as the “iQIYI PAG Convertible Notes”) are senior, secured obligations of iQIYI by certain collateral arrangements, and interest is payable quarterly in cash at a rate of 6.00%
per annum on January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023. The iQIYI PAG Convertible Notes will mature on the fifth anniversary of the issuance date unless redeemed, repurchased or converted prior to such date.
The iQIYI PAG Convertible Notes will be convertible at the holder’s option at any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date and subject to the terms of the iQIYI PAG Convertible Notes, at an initial conversion rate of
216.9668 ADS per US$ 1,000
principal amount of the iQIYI PAG Convertible Notes (which is equivalent to an initial conversion price of approximately
US$4.61 per ADS). Following a make-whole fundamental change that occurs prior to the maturity date, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such make-whole fundamental change.
Holders of the iQIYI PAG Convertible Notes have the right to require iQIYI to repurchase for cash all or part of their Notes, at a repurchase price equal to
120% and 130%
of the principal amount of the iQIYI PAG Convertible Notes on or shortly after the third anniversary of the issuance date and the fifth anniversary of the issuance date, respectively. Upon the closing of the transaction, the Investors have appointed the executive chairman of PAG, as a member to the board of directors, a member of the compensation committee and a non-voting member of the audit committee of iQIYI pursuant to their rights in the definitive agreements. For the year ended December 31, 2023, the amount of interest cost recognized of iQIYI PAG Convertible Notes was RMB473 million (US$67 million). The repayments of iQIYI PAG Convertible Notes are guaranteed by equity interests of certain subsidiaries of iQIYI and collateralized by partial cash consideration related to certain contracts for which
RMB840 million (US$118
million) cash consideration has been charged as of December 31, 2023 and recorded as long-term restricted cash. (Note 9).
iQIYI 2028 Convertible Senior Notes
On March 7, 2023, iQIYI issued US$600
million convertible senior notes (the “iQIYI 2028 Convertible Notes”). The iQIYI 2028 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable quarterly in cash at a rate of 6.50% per annum on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023.
The iQIYI 2028 Convertible Notes will mature on
March 15, 2028 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2028 Convertible Notes is
101.4636 of iQIYI’s ADS per US$1,000
principal amount of the iQIYI 2028 Convertible Notes (which is equivalent to an initial conversion price of approximately
US$9.86
per ADS). Prior to September 15, 2027, the iQIYI 2028 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2023 (and only during such calendar quarter), if the last reported sale price of ADSs for at least
 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98%
of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption or an optional redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2028 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or a portion of the iQIYI 2028 Convertible Notes for cash on
March 16, 2026, or upon a fundamental change, at a repurchase price equal to 100%
of the principal amount, plus accrued and unpaid interest. On or after March 20, 2026, iQIYI may redeem for cash all or part of the iQIYI 2028 Convertible Notes, at its option, if the last reported sale price of the ADSs has been at least
130% of the
conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on, and including, the trading day immediately prior to the date iQIYI provides the optional redemption notice and (ii) the trading day immediately preceding the date iQIYI provides the optional redemption notice.
If any event of default are to take place, the trustee or the holders of at least 25%
in aggregate principal amount may declare the whole principal of (or, in the case of the iQIYI PAG Convertible Notes,
120% or 130%
of the principal amount for such notes, as the case may be, depending on the date of occurrence of the event of default), and accrued and unpaid interest on, all the outstanding convertible senior notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. IQIYI may also be required to pay additional interest. If any fundamental change are to take place, holders of the notes will have the right, at their option, to require iQIYI to repurchase all of their notes or any portion of the principal amount (or, in the case of the iQIYI PAG Convertible Notes,
120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, iQIYI may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2023, there was no such event of default or fundamental change.
Accounting for Convertible Senior Notes
The Group adopted ASU
No. 2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”)
by using a modified retrospective transition method through a cumulative-effect adjustment on January 1, 2022. After the adoption of ASU
2020-06,
as the iQIYI 2023 Convertible Notes, the iQIYI 2025 Convertible Notes, the iQIYI 2026 Convertible Notes, the iQIYI 2028 Convertible Notes and the iQIYI PAG Convertible Notes (collectively as the “iQIYI Notes”) were not issued at a substantial premium, all of the proceeds received from the issuance of the iQIYI Notes are recorded as a liability on the consolidated balance sheet in accordance with ASC
470-20.
That is, no portion of the proceeds from issuing the iQIYI Notes are attributed to the conversion option at inception. The difference between the principal amount of each of the iQIYI Notes and net proceeds from the issuance is considered debt discount and is amortized at their respective effective interest rates to accrete the carrying value of the iQIYI Notes to its face value

(
120
%
of the principal amount for iQIYI PAG Convertible Notes) on the respective put dates of the iQIYI Notes. For the year ended December 31, 2023, the effective interest rates of the iQIYI 2026 Convertible Notes, the iQIYI PAG Convertible Notes and the iQIYI 2028 Convertible Notes were
4.53
%,
12.05
%,
7.15
%, respectively.
The cost of the 2023 Capped Call and 2025 Capped Call of US$68 million and US$85 million were recorded as a reduction of the Company’s additional paid-in capital and non-controlling interests on the consolidated balance sheets with no subsequent changes in fair value recorded.
In 2023, the net proceeds from the issuance of the iQIYI 2028 Convertible Notes was
US$590 million, after deducting underwriting discounts and offering expenses of US$10 million from the initial proceeds of US$600 million.
In 2021 and 2023, iQIYI repurchased the iQIYI 2023 Convertible Notes and the iQIYI 2025 Convertible Notes with aggregate principal amount of US$
747
million and US$
1.2
 billion (equivalent to RMB
8.5
billion), respectively, as requested by the holders. In 2023, iQIYI repurchased the iQIYI 2026 Convertible Notes and the iQIYI 2028 Convertible Notes with the aggregate principal amount of US$
504
million (equivalent to RMB
3.6
billion) and US$
26
million (equivalent to RMB
185
million), respectively, upon separate and individually privately negotiated agreements with certain holders. Following settlement of the repurchase, a difference between the net carrying amount of the repurchased iQIYI notes and the repurchased price was recognized as extinguishment gain and reported in “Others, net” in the consolidated statements of comprehensive income.

The carrying amount of the iQIYI Notes as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Principal	17,986	10,801	1,522
Less: unamortized discount and debt issuance costs	112	(145)	(20)

Net carrying amount	17,874	10,946	1,542

For the years ended December 31, 2021, 2022 and 2023, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Contractual interest expense	557	404	644	91
Amortization of the discount and issuance costs	559	66	292	41

Total	1,116	470	936	132

As of December 31, 2023, the iQIYI 2026 Convertible Notes, iQIYI PAG Convertible Notes and iQIYI 2028 Convertible Notes will be accreted up to the principal amount of
US$396 million, US$660 million (120%
of the principal amount of iQIYI PAG Convertible Notes) and
US$574 million over a remaining period of 0.59 year, 2.00 years and 2.21 years, respectively. The amount repayable within the next twelve months are classified as “Convertible senior notes, current portion” on the consolidated balance sheets.
The aggregate amounts upon scheduled maturities of US$2 million, US$396 million and US$1.3 billion (equivalent to RMB17 million, RMB2.8 billion and RMB9.2 billion, respectively) of the iQIYI Notes will be repaid when they become due in 2025, 2026 and 2028, respectively, assuming there is no conversion of the iQIYI Notes, no redemption of the iQIYI Notes prior to their maturities, the convertible senior notes bondholders hold the iQIYI Notes until their maturities and iQIYI elects to fully settle the
iQIYI
Notes in cash.